Condensed Consolidated Balance Sheets - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor	Successor	Successor	Predecessor
Current Assets:
Cash	$ 5,902,199	$ 5,902,199	$ 228,693	$ 228,693	$ 5,902,199
Prepaid expenses and other current assets	225,347	225,347	886,911	886,911	225,347
Vendor deposits	235,000	235,000			235,000
Total Current Assets	6,362,546	6,362,546	1,115,604	1,115,604	6,362,546
Equipment, net	17,333	17,333	12,133	12,133	17,333
In-process research and development	100,086,329	100,086,329	30,806,158	30,806,158	100,086,329
Goodwill	11,895,033	11,895,033			11,895,033
Security deposit	46,659	46,659			46,659
Operating lease right-of-use asset	98,371	98,371	53,898	53,898	98,371
Vendor deposit
Total Assets	118,506,271	118,506,271	31,987,793	31,987,793	118,506,271
Current Liabilities:
Accounts payable	6,025,645	6,025,645	8,144,033	8,144,033	6,025,645
Accrued expenses and other current liabilities	2,053,559	2,053,559	2,281,026	2,281,026	2,053,559
Operating lease liability	108,756	108,756	59,625	59,625	108,756
Derivative liabilities						$ 560,600
Convertible notes payable (net of $0 and $39,942 debt discount as of December 31, 2022 and 2021, respectively)
Convertible notes payable related parties
Total Current Liabilities	8,187,960	8,187,960	10,484,684	10,484,684	8,187,960
Deferred tax liability	10,323,983	10,323,983	1,441,467	1,441,467	10,323,983
Total Liabilities	18,511,943	18,511,943	11,926,151	11,926,151	18,511,943
Commitments and contingencies (Note 8)
Redeemable common stock, subject to possible redemption	331,331	331,331			331,331
Stockholders’ Equity:
Common stock, value	902	902	2,367	2,367	902
Additional paid-in-capital	104,583,271	104,583,271	107,044,663	107,044,663	104,583,271
Accumulated deficit	(4,921,178)	(4,921,178)	(86,978,221)	(86,978,221)	(4,921,178)
Treasury stock, at cost, 2,159 and 0 shares at June 30, 2023 and December 31, 2022, respectively			(7,168)	(7,168)
Total Stockholders’ Equity	99,662,997	99,662,997	20,061,642	20,061,642	99,662,997
Total Liabilities, Temporary Equity and Stockholders’ Equity	118,506,271	118,506,271	31,987,793	31,987,793	118,506,271
Series A Preferred Stock [Member]
Stockholders’ Equity:
Preferred stock, value	1	1			1
Series B Preferred Stock [Member]
Stockholders’ Equity:
Preferred stock, value	$ 1	$ 1	$ 1	$ 1	$ 1
Predecessor [Member]
Financial Designation, Predecessor and Successor [Fixed List]			Predecessor	Predecessor		Predecessor
Current Assets:
Cash						$ 328,581
Prepaid expenses and other current assets						106,929
Vendor deposits						376,272
Total Current Assets						811,782
Equipment, net						27,733
In-process research and development
Goodwill
Security deposit						46,659
Operating lease right-of-use asset
Vendor deposit						240,000
Total Assets						1,126,174
Current Liabilities:
Accounts payable						2,000,100
Accrued expenses and other current liabilities						1,914,101
Operating lease liability
Derivative liabilities						560,600
Convertible notes payable (net of $0 and $39,942 debt discount as of December 31, 2022 and 2021, respectively)						5,976,508
Convertible notes payable related parties						3,175,000
Total Current Liabilities						13,626,309
Deferred tax liability
Total Liabilities						13,626,309
Commitments and contingencies (Note 8)
Redeemable common stock, subject to possible redemption						331,331
Stockholders’ Equity:
Common stock, value						242
Additional paid-in-capital						40,065,109
Accumulated deficit						(52,896,817)
Total Stockholders’ Equity						(12,831,466)
Total Liabilities, Temporary Equity and Stockholders’ Equity						1,126,174
Predecessor [Member] | Series A Preferred Stock [Member]
Stockholders’ Equity:
Preferred stock, value